Costs of sales (Tables)	12 Months Ended
Dec. 31, 2021
Costs of sales
Schedule of Costs of sales

	2021	2020
Costs of stream sales	$164.2	$149.5
Mineral production taxes	2.4	2.9
Mining costs of sales	$166.6	$152.4
Energy costs of sales	11.7	6.4
	$178.3	$158.8